3 - Investment Securities: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 14,456,708	$ 15,040,344	$ 2,712,175	$ 2,715,724
Due after one year through five years .	5,334,799	5,402,091	1,914,495	1,896,254
Due after five years through ten years..	19,917,816	20,534,140	383,520	403,335
Due after ten years	158,191,130	163,591,456	--	--
	$ 197,900,453	$ 204,568,031	$ 5,010,190	$ 5,015,313